Prospectus Supplement	June 28, 2021

Putnam RetirementReady® Funds
Prospectus dated January 4, 2021

Effective June 30, 2021, the sub-sections Your fund’s management in the section Fund summaries are replaced in their entirety with the following:

For Putnam RetirementReady 2065 Fund:

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Robert Schoen, Co-Chief Investment Officer, Global Asset Allocation, portfolio manager of the fund since 2021

Brett Goldstein, Co-Chief Investment Officer, Global Asset Allocation, portfolio manager of the fund since 2021

Adrian Chan, Portfolio Manager, portfolio manager of the fund since 2021

James Fetch, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2021

Jason Vaillancourt, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2021

Sub-advisor

Putnam Investments Limited*

* Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets of the fund.

For Putnam RetirementReady 2060 Fund:

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Robert Schoen, Co-Chief Investment Officer, Global Asset Allocation, portfolio manager of the fund since 2015

Brett Goldstein, Co-Chief Investment Officer, Global Asset Allocation, portfolio manager of the fund since 2019

Adrian Chan, Portfolio Manager, portfolio manager of the fund since 2021

James Fetch, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2015

Jason Vaillancourt, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2015

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Sub-advisor

Putnam Investments Limited*

* Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets of the fund.

For Putnam RetirementReady 2055 Fund:

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Robert Schoen, Co-Chief Investment Officer, Global Asset Allocation, portfolio manager of the fund since 2010

Brett Goldstein, Co-Chief Investment Officer, Global Asset Allocation, portfolio manager of the fund since 2019

Adrian Chan, Portfolio Manager, portfolio manager of the fund since 2021

James Fetch, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2012

Jason Vaillancourt, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2012

Sub-advisor

Putnam Investments Limited*

* Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets of the fund.

For Putnam RetirementReady 2050 Fund:

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Robert Schoen, Co-Chief Investment Officer, Global Asset Allocation, portfolio manager of the fund since 2005

Brett Goldstein, Co-Chief Investment Officer, Global Asset Allocation, portfolio manager of the fund since 2019

Adrian Chan, Portfolio Manager, portfolio manager of the fund since 2021

James Fetch, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2012

Jason Vaillancourt, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2012

Sub-advisor

Putnam Investments Limited*

* Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets of the fund.

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For Putnam RetirementReady 2045 Fund, Putnam RetirementReady 2040 Fund, Putnam RetirementReady 2035 Fund, Putnam RetirementReady 2030 Fund, Putnam RetirementReady 2025 Fund and Putnam RetirementReady Maturity Fund:

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Robert Schoen, Co-Chief Investment Officer, Global Asset Allocation, portfolio manager of the fund since 2004

Brett Goldstein, Co-Chief Investment Officer, Global Asset Allocation, portfolio manager of the fund since 2019

Adrian Chan, Portfolio Manager, portfolio manager of the fund since 2021

James Fetch, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2012

Jason Vaillancourt, Co-Head of Global Asset Allocation, portfolio manager of the fund since 2012

Sub-advisor

Putnam Investments Limited*

* Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets of the fund.

Effective June 30, 2021, the sub-section The funds’ investment manager – Portfolio managers in the section Who oversees and manages the funds? is replaced in its entirety with the following:

• Portfolio managers. The officers of Putnam Management identified below are jointly and primarily responsible for the day-to-day management of each fund’s portfolio.

Portfolio	Joined	Employer	Positions over past five years
managers	funds*
Robert Schoen	2004**	Putnam Management	Co-Chief Investment Officer, Global
		1997–Present	Asset Allocation
			Previously, Co-Head of Global Asset
			Allocation
Brett Goldstein	2019	Putnam Management	Co-Chief Investment Officer, Global
		2010–Present	Asset Allocation
			Previously, Portfolio Manager and
			Analyst
Adrian Chan	2021	Putnam Management	Portfolio Manager
		2008–Present
James Fetch	2012	Putnam Management	Co-Head of Global Asset Allocation
		1994–Present
Jason	2012	Putnam Management	Co-Head of Global Asset Allocation
Vaillancourt		1999–Present

* Each named portfolio manager, except for Brett Goldstein and Adrian Chan, joined Putnam RetirementReady 2060 Fund in 2015, upon the date of the fund’s commencement of operations. Each named portfolio manager joined Putnam RetirementReady 2065 Fund in 2021, upon the date of the fund’s commencement of operations, except for Adrian Chan, who joined in June 2021.

— 3 —

** Robert Schoen joined Putnam RetirementReady 2050 Fund and Putnam RetirementReady 2055 Fund in 2005 and 2010, respectively, upon the date of each fund’s commencement of operations.

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the funds.

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Statement of Additional Information Supplement	June 28, 2021
Putnam RetirementReady® Funds
Statement of Additional Information dated January 4, 2021

Effective June 30, 2021, the sub-sections Other accounts managed and Ownership of securities in the PORTFOLIO MANAGERS section are supplemented to reflect that the funds’ portfolio managers are now Robert Schoen, Brett Goldstein, Adrian Chan, James Fetch and Jason Vaillancourt. These sub-sections are also supplemented solely with regard to Mr. Chan as follows:

Other accounts managed

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that each fund’s portfolio manager managed as of May 31, 2021. The other accounts may include accounts for which this individual was not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account's performance.

Other accounts (including
separate accounts, managed
			Other accounts that pool		account programs and
Portfolio	Other SEC-registered open-		assets from more than one		single-sponsor defined
manager	end and closed-end funds		client		contribution plan offerings)
	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets
Adrian Chan	0	$0	0	$0	4	$25,600,000

Ownership of securities

The dollar range of shares of each fund owned by Mr. Chan as of May 31, 2021, including investments by immediate family members and amounts invested through retirement and deferred compensation plans, was $0.

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